Liability for Unpaid Losses and Loss Adjustment Expenses - Schedule of Liabilities for Losses and Allocated Loss Adjustment Expenses Net of Reinsurance (Details) - Homeowners Insurance - USD ($)
$ in Thousands
	Dec. 31, 2024	Dec. 31, 2023		Dec. 31, 2022 [1]	Dec. 31, 2021 [1]	Dec. 31, 2020 [1]	Dec. 31, 2019 [1]	Dec. 31, 2018 [1]	Dec. 31, 2017 [1]	Dec. 31, 2016 [1]	Dec. 31, 2015	[1]
Liabilities For Losses And Allocated Loss Adjustment Expenses Net Of Reinsurance [Line Items]
Cumulative Paid Losses and Allocated LAE, Net of Reinsurance	$ 779,393
Liabilities for losses and allocated LAE, net of reinsurance	60,622	$ 64,674
2015
Liabilities For Losses And Allocated Loss Adjustment Expenses Net Of Reinsurance [Line Items]
Cumulative Paid Losses and Allocated LAE, Net of Reinsurance	48,878	48,905	[1]	$ 48,796	$ 48,316	$ 48,396	$ 47,492	$ 45,050	$ 40,904	$ 32,681	$ 20,564
2016
Liabilities For Losses And Allocated Loss Adjustment Expenses Net Of Reinsurance [Line Items]
Cumulative Paid Losses and Allocated LAE, Net of Reinsurance	60,929	61,357	[1]	61,182	60,486	56,557	54,877	49,237	42,759	$ 31,282
2017
Liabilities For Losses And Allocated Loss Adjustment Expenses Net Of Reinsurance [Line Items]
Cumulative Paid Losses and Allocated LAE, Net of Reinsurance	18,016	17,937	[1]	17,296	21,343	22,207	24,925	40,067	$ 25,224
2018
Liabilities For Losses And Allocated Loss Adjustment Expenses Net Of Reinsurance [Line Items]
Cumulative Paid Losses and Allocated LAE, Net of Reinsurance	83,399	84,070	[1]	83,145	83,699	77,680	72,404	$ 45,454
2019
Liabilities For Losses And Allocated Loss Adjustment Expenses Net Of Reinsurance [Line Items]
Cumulative Paid Losses and Allocated LAE, Net of Reinsurance	118,773	118,227	[1]	116,889	112,510	95,405	$ 58,982
2020
Liabilities For Losses And Allocated Loss Adjustment Expenses Net Of Reinsurance [Line Items]
Cumulative Paid Losses and Allocated LAE, Net of Reinsurance	138,379	137,694	[1]	130,954	120,360	$ 58,376
2021
Liabilities For Losses And Allocated Loss Adjustment Expenses Net Of Reinsurance [Line Items]
Cumulative Paid Losses and Allocated LAE, Net of Reinsurance	113,654	108,939	[1]	99,623	$ 48,184
2022
Liabilities For Losses And Allocated Loss Adjustment Expenses Net Of Reinsurance [Line Items]
Cumulative Paid Losses and Allocated LAE, Net of Reinsurance	59,975	51,770	[1]	$ 44,332
2023
Liabilities For Losses And Allocated Loss Adjustment Expenses Net Of Reinsurance [Line Items]
Cumulative Paid Losses and Allocated LAE, Net of Reinsurance	81,352	$ 55,611	[1]
2024
Liabilities For Losses And Allocated Loss Adjustment Expenses Net Of Reinsurance [Line Items]
Cumulative Paid Losses and Allocated LAE, Net of Reinsurance	$ 56,038

[1]	Presented as unaudited required supplementary information.